CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year	₨ 19,498	$ 259	₨ 18,795		₨ 9,806
Adjustments for:
Income tax expense/(benefit)	(1,466)	(19)	3,648		4,535
Fair value changes and profit on sale of mutual funds	(929)	(12)	(773)		(2,270)
Depreciation and amortization	12,472	165	12,190		11,710
Impairment of non-current assets	16,767	222	210		53
Allowance for credit losses (on trade receivables and other advances)	190	3	420		155
Loss/(gain) on sale/disposal of property, plant and equipment and other intangible assets, net	68	1	(1,264)		55
Share of profit of equity accounted investees	(561)	(7)	(438)		(344)
Foreign exchange gain, net	(2,168)	(29)	(1,588)		(296)
Interest expense, net	95	1	119		248
Equity settled share-based payment expense	521	7	389		454
Dividends income	(5)	0	0		0
Changes in operating assets and liabilities:
Trade and other receivables	(12,446)	(165)	1,797		(2,097)
Inventories (Refer to Note 9 for inventory write downs)	(1,487)	(20)	(4,480)		(287)
Trade and other payables	1,576	21	398		2,501
Other assets and other liabilities, net	4,821	64	4,122		(3,433)
Cash generated from operations	36,946	490	33,545		20,790
Income tax paid, net	(7,105)	(94)	(4,841)		(2,761)
Net cash from operating activities	29,841	396	28,704		18,029
Cash flows from/(used in) investing activities:
Expenditure on property, plant and equipment	(4,846)	(64)	(6,955)		(9,291)
Proceeds from sale of property, plant and equipment	131	2	1,265		139
Expenditures on other intangible assets	(1,269)	(17)	(1,421)		(1,752)
Proceeds from sale of other intangible assets	259	3	885		0
Purchase of other investments	(111,918)	(1,485)	(78,573)		(68,429)
Proceeds from sale of other investments	111,704	1,482	76,291		64,038
Dividends received from equity accounted investees	392	5	0		0
Interest and dividend received	624	8	781		412
Net cash used in investing activities	(4,923)	(65)	(7,727)		(14,883)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares (including treasury shares)	4	0	0	[1]	1
Purchase of treasury shares	(474)	(6)	(535)		0
Proceeds from/(repayment of) short-term borrowings, net (Refer to Note 16)	4,235	56	(15,126)		(18,025)
(Repayment of)/proceeds from long-term borrowings, net (Refer to Note 16)	(22,918)	(304)	0		19,064
Payment of principal portion of lease liabilities (Refer to Note 16)	(482)	(6)	(56)		(157)
Dividend paid (including corporate dividend tax)	(3,916)	(52)	(4,002)		(3,992)
Interest paid	(1,608)	(21)	(1,607)		(1,331)
Net cash used in financing activities	(25,159)	(334)	(21,326)		(4,440)
Net decrease in cash and cash equivalents	(241)	(3)	(349)		(1,294)
Effect of exchange rate changes on cash and cash equivalents	(25)	0	35		57
Cash and cash equivalents at the beginning of the year	2,228	30	2,542		3,779
Cash and cash equivalents at the end of the year	₨ 1,962	$ 26	₨ 2,228		₨ 2,542

[1]	Rounded off to nearest million.